Income taxes - Deferred Income Taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Prepaid expense and other current assets	€ 1,285	€ 683
Accounts payable, other	5	456
Net operating loss and tax credit carryforwards	3,566	110
Other	1,331	750
Total deferred tax assets	6,187	1,998
Less valuation allowance	(3,550)	(98)
Net deferred tax assets	2,637	1,900
Deferred tax liabilities:
Intangible assets, net	54,972	59,301
Property and equipment	812	594
Other	9	0
Total deferred tax liabilities	55,793	59,894
Net deferred tax asset/(liability)	(53,156)	€ (57,994)
Net operating loss carryforwards	3,600
NOL carryforwards, valuation allowance	3,600
Increase in tax-effected valuation allowance	3,500
Increase in tax-effected valuation allowance, related to tax losses from IPO	1,600
Unrecognized tax benefits that would impact effective tax rate	3,600
Undistributed earnings of foreign subsidiaries (less than)	100
Trivago N.V.
Deferred tax liabilities:
Net operating loss carryforwards	3,200
Myhotelshop
Deferred tax liabilities:
Net operating loss carryforwards	€ 400